Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Sep. 30, 2013 Inventergy Inc [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 CSPR [Member]	Jul. 31, 2013 CSPR [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 CSPR [Member] Telecommunication Equipment Business [Member]	Jul. 31, 2013 CSPR [Member] Telecommunication Equipment Business [Member] Cortelco Systems Holding Corp [Member]
Federal and state net operating loss carry-forwards	$ 28,000,000		$ 209,208	$ 28,000,000
Net operating loss carry-forwards						500,000	500,000	450,000	450,000
Income tax expense (benefit) at federal statutory rate	35.00%
Deferred tax assets, operating loss carryforwards, domestic			209,208
Deferred tax assets expiration period			2033	2033			2022
Deferred tax assets, valuation allowance	$ 11,198,000	$ 10,816,000	$ 725,168	$ 103,000	$ 170,000